Fees and commissions income	12 Months Ended
Mar. 31, 2011
Fees and commissions income

28. Fees and commissions income

Details of Fees and commissions income for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	(in millions of yen)
Securities-related business	57,453	115,239	125,534
Remittance business	111,317	105,366	105,314
Deposits, debentures and lending business	110,171	94,547	95,209
Trust fees	55,891	49,101	47,201
Fees for other customer services	225,707	222,155	208,842

Total	560,539	586,408	582,100

Securities-related business fees consist of broker’s fees and markups on securities underwriting and other securities related activities. Remittance business fees consist of service charges for funds transfer and collections. Trust fees are earned primarily by fiduciary asset management and administration service for corporate pension plans, investment funds, and other. Fees for other customer services include fees related to the MHFG Group’s agency business, guarantee related business, and other.